Nature of Operations - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Entity
Organization And Nature Of Business [Line Items]
Number of wholly owned subsidiaries	3
New Hampshire in Grafton, Hillsborough, Merrimack and Sullivan counties
Organization And Nature Of Business [Line Items]
Number of Locations operated through direct and indirect subsidiaries	22
Vermont in Rutland and Windsor counties
Organization And Nature Of Business [Line Items]
Number of Locations operated through direct and indirect subsidiaries	8